Long-term debt - Summary of Long Term Debt (Detail) - USD ($) $ in Thousands	Mar. 28, 2015	Mar. 29, 2014
Debt Instrument [Line Items]
Long-term debt and Capital lease obligations	$ 56,784	$ 54,750
Long-term debt and Capital lease obligations	56,784	54,750
Current portion of long-term debt	4,745	4,537
Long-term debt	52,039	50,213
Capital Leasing Arrangements [Member] | Land and Building [Member]
Debt Instrument [Line Items]
Obligation under capital leases	10,211	12,151
Term Loan from Investissement Quebec Prime Plus Seven Percent [Member]
Debt Instrument [Line Items]
Long-term debt	3,643	4,519
Term Loan from Investissement Quebec Prime Plus Five Point Five Percent [Member]
Debt Instrument [Line Items]
Long-term debt	3,478	4,708
Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt	33,000	28,000
Secured Debt [Member] | Furniture and Equipment [Member]
Debt Instrument [Line Items]
Obligation under capital leases	3,362	3,872
Cash Contribution [Member]
Debt Instrument [Line Items]
Long-term debt	1,500	$ 1,500
Term Loan from Investissement Quebec Prime Plus Ten Percent [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,590